INTEREST-BEARING LOANS AND BORROWINGS (Details Narrative)	6 Months Ended
Jun. 30, 2023
Interest-bearing Loans And Borrowings
Equal annual installments, description	The outstanding balance as of June 30, 2023 is due in annual instalments of CNY1,500 due as of December 31, 2023; CNY4,000 due annually from 2024 to 2028; CNY5,000 due annually from 2029 to 2034; CNY6,000 due in 2035; and CNY5,000 due annually from 2036 to 2038.